Distribution Date:	01/18/22	Morgan Stanley Capital I Trust 2016-BNK2
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-BNK2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Additional Information	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	9		Jenna Unell		Jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	10		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61690YBQ4	1.424000%	31,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690YBR2	2.454000%	45,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690YBS0	2.860000%	50,600,000.00	49,041,038.78	717,159.40	116,881.14	0.00	0.00	834,040.54	48,323,879.38	33.90%	30.00%
A-3	61690YBT8	2.791000%	160,000,000.00	159,999,999.16	0.02	372,133.33	0.00	0.00	372,133.35	159,999,999.14	33.90%	30.00%
A-4	61690YBU5	3.049000%	194,805,000.00	194,805,000.00	0.00	494,967.04	0.00	0.00	494,967.04	194,805,000.00	33.90%	30.00%
A-S	61690YBX9	3.282000%	52,558,000.00	52,558,000.00	0.00	143,746.13	0.00	0.00	143,746.13	52,558,000.00	25.29%	22.38%
B	61690YBY7	3.485000%	32,742,000.00	32,742,000.00	0.00	95,088.23	0.00	0.00	95,088.23	32,742,000.00	19.92%	17.63%
C	61690YBZ4	3.892085%	31,879,000.00	31,879,000.00	0.00	103,396.49	0.00	0.00	103,396.49	31,879,000.00	14.69%	13.00%
D	61690YAC6	3.000000%	37,050,000.00	37,050,000.00	0.00	92,625.00	0.00	0.00	92,625.00	37,050,000.00	8.62%	7.63%
E-1	61690YAE2	3.892085%	9,047,000.00	9,047,000.00	0.00	29,343.08	0.00	0.00	29,343.08	9,047,000.00	7.13%	6.31%
E-2	61690YAG7	3.892085%	9,047,000.00	9,047,000.00	0.00	29,343.08	0.00	0.00	29,343.08	9,047,000.00	5.65%	5.00%
F-1	61690YAN2	3.892085%	3,446,500.00	3,446,500.00	0.00	11,178.39	0.00	0.00	11,178.39	3,446,500.00	5.09%	4.50%
F-2	61690YAQ5	3.892085%	3,446,500.00	3,446,500.00	0.00	11,178.39	0.00	0.00	11,178.39	3,446,500.00	4.52%	4.00%
G-1	61690YAW2	3.892085%	6,031,000.00	6,031,000.00	0.00	19,560.97	0.00	0.00	19,560.97	6,031,000.00	3.53%	3.13%
G-2	61690YAY8	3.892085%	6,031,000.00	6,031,000.00	0.00	19,560.97	0.00	0.00	19,560.97	6,031,000.00	2.54%	2.25%
H-1	61690YBE1	3.892085%	7,755,027.00	7,755,027.00	0.00	25,152.69	0.00	0.00	25,152.69	7,755,027.00	1.27%	1.13%
H-2	61690YBG6	3.892085%	7,755,028.00	7,755,028.00	0.00	11,431.71	0.00	0.00	11,431.71	7,755,028.00	0.00%	0.00%
RR	BCC2C6DM7	3.892085%	36,278,581.85	32,138,636.48	37,745.23	103,516.44	0.00	0.00	141,261.67	32,100,891.25	0.00%	0.00%
Interest
R	61690YBN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61690YBL5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			725,571,636.85	642,772,729.42	754,904.65	1,679,103.08	0.00	0.00	2,434,007.73	642,017,824.77

Notional Certificates
X-A	61690YBV3	0.968254%	482,505,000.00	403,846,037.94	0.00	325,854.54	0.00	0.00	325,854.54	403,128,878.52
X-B	61690YBW1	0.532165%	85,300,000.00	85,300,000.00	0.00	37,828.05	0.00	0.00	37,828.05	85,300,000.00
										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	61690YAA0	0.892085%	37,050,000.00	37,050,000.00	0.00	27,543.14	0.00	0.00	27,543.14	37,050,000.00
Notional SubTotal			604,855,000.00	526,196,037.94	0.00	391,225.73	0.00	0.00	391,225.73	525,478,878.52

Deal Distribution Total					754,904.65	2,070,328.81	0.00	0.00	2,825,233.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690YBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690YBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690YBS0	969.19048972	14.17311067	2.30990395	0.00000000	0.00000000	0.00000000	0.00000000	16.48301462	955.01737905
A-3	61690YBT8	999.99999475	0.00000013	2.32583331	0.00000000	0.00000000	0.00000000	0.00000000	2.32583344	999.99999463
A-4	61690YBU5	1,000.00000000	0.00000000	2.54083335	0.00000000	0.00000000	0.00000000	0.00000000	2.54083335	1,000.00000000
A-S	61690YBX9	1,000.00000000	0.00000000	2.73500000	0.00000000	0.00000000	0.00000000	0.00000000	2.73500000	1,000.00000000
B	61690YBY7	1,000.00000000	0.00000000	2.90416682	0.00000000	0.00000000	0.00000000	0.00000000	2.90416682	1,000.00000000
C	61690YBZ4	1,000.00000000	0.00000000	3.24340444	0.00000000	0.00000000	0.00000000	0.00000000	3.24340444	1,000.00000000
D	61690YAC6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61690YAE2	1,000.00000000	0.00000000	3.24340444	0.00000000	0.00000000	0.00000000	0.00000000	3.24340444	1,000.00000000
E-2	61690YAG7	1,000.00000000	0.00000000	3.24340444	0.00000000	0.00000000	0.00000000	0.00000000	3.24340444	1,000.00000000
F-1	61690YAN2	1,000.00000000	0.00000000	3.24340345	0.00000000	0.00000000	0.00000000	0.00000000	3.24340345	1,000.00000000
F-2	61690YAQ5	1,000.00000000	0.00000000	3.24340345	0.00000000	0.00000000	0.00000000	0.00000000	3.24340345	1,000.00000000
G-1	61690YAW2	1,000.00000000	0.00000000	3.24340408	0.00000000	0.00000000	0.00000000	0.00000000	3.24340408	1,000.00000000
G-2	61690YAY8	1,000.00000000	0.00000000	3.24340408	0.00000000	0.00000000	0.00000000	0.00000000	3.24340408	1,000.00000000
H-1	61690YBE1	1,000.00000000	0.00000000	3.24340457	0.00000000	0.00000000	0.00000000	0.00000000	3.24340457	1,000.00000000
H-2	61690YBG6	1,000.00000000	0.00000000	1.47410299	1.76930116	26.10058790	0.00000000	0.00000000	1.47410299	1,000.00000000
RR Interest	BCC2C6DM7	885.88458647	1.04042738	2.85337614	0.01990596	0.28529340	0.00000000	0.00000000	3.89380353	884.84415909
R	61690YBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61690YBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690YBV3	836.97793378	0.00000000	0.67533920	0.00000000	0.00000000	0.00000000	0.00000000	0.67533920	835.49160842
X-B	61690YBW1	1,000.00000000	0.00000000	0.44347069	0.00000000	0.00000000	0.00000000	0.00000000	0.44347069	1,000.00000000
X-D	61690YAA0	1,000.00000000	0.00000000	0.74340459	0.00000000	0.00000000	0.00000000	0.00000000	0.74340459	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	116,881.14	0.00	116,881.14	0.00	0.00	0.00	116,881.14	0.00
A-3	12/01/21 - 12/30/21	30	0.00	372,133.33	0.00	372,133.33	0.00	0.00	0.00	372,133.33	0.00
A-4	12/01/21 - 12/30/21	30	0.00	494,967.04	0.00	494,967.04	0.00	0.00	0.00	494,967.04	0.00
X-A	12/01/21 - 12/30/21	30	0.00	325,854.54	0.00	325,854.54	0.00	0.00	0.00	325,854.54	0.00
X-B	12/01/21 - 12/30/21	30	0.00	37,828.05	0.00	37,828.05	0.00	0.00	0.00	37,828.05	0.00
X-D	12/01/21 - 12/30/21	30	0.00	27,543.14	0.00	27,543.14	0.00	0.00	0.00	27,543.14	0.00
A-S	12/01/21 - 12/30/21	30	0.00	143,746.13	0.00	143,746.13	0.00	0.00	0.00	143,746.13	0.00
B	12/01/21 - 12/30/21	30	0.00	95,088.23	0.00	95,088.23	0.00	0.00	0.00	95,088.23	0.00
C	12/01/21 - 12/30/21	30	0.00	103,396.49	0.00	103,396.49	0.00	0.00	0.00	103,396.49	0.00
D	12/01/21 - 12/30/21	30	0.00	92,625.00	0.00	92,625.00	0.00	0.00	0.00	92,625.00	0.00
E-1	12/01/21 - 12/30/21	30	0.00	29,343.08	0.00	29,343.08	0.00	0.00	0.00	29,343.08	0.00
E-2	12/01/21 - 12/30/21	30	0.00	29,343.08	0.00	29,343.08	0.00	0.00	0.00	29,343.08	0.00
F-1	12/01/21 - 12/30/21	30	0.00	11,178.39	0.00	11,178.39	0.00	0.00	0.00	11,178.39	0.00
F-2	12/01/21 - 12/30/21	30	0.00	11,178.39	0.00	11,178.39	0.00	0.00	0.00	11,178.39	0.00
G-1	12/01/21 - 12/30/21	30	0.00	19,560.97	0.00	19,560.97	0.00	0.00	0.00	19,560.97	0.00
G-2	12/01/21 - 12/30/21	30	0.00	19,560.97	0.00	19,560.97	0.00	0.00	0.00	19,560.97	0.00
H-1	12/01/21 - 12/30/21	30	0.00	25,152.69	0.00	25,152.69	0.00	0.00	0.00	25,152.69	0.00
H-2	12/01/21 - 12/30/21	30	188,079.79	25,152.69	0.00	25,152.69	13,720.98	0.00	0.00	11,431.71	202,410.79
RR Interest	12/01/21 - 12/30/21	30	9,627.88	104,238.60	0.00	104,238.60	722.16	0.00	0.00	103,516.44	10,350.04
Totals			197,707.67	2,084,771.95	0.00	2,084,771.95	14,443.14	0.00	0.00	2,070,328.81	212,760.83

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	61690YAE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Exch)	N/A	3.892085%	9,047,000.00	9,047,000.00	0.00	29,343.08	0.00	0.00	29,343.08	9,047,000.00
E-2 (Cert)	61690YAG7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Exch)	N/A	3.892085%	9,047,000.00	9,047,000.00	0.00	29,343.08	0.00	0.00	29,343.08	9,047,000.00
F-1 (Cert)	61690YAN2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	N/A	3.892085%	3,446,500.00	3,446,500.00	0.00	11,178.39	0.00	0.00	11,178.39	3,446,500.00
F-2 (Cert)	61690YAQ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	N/A	3.892085%	3,446,500.00	3,446,500.00	0.00	11,178.39	0.00	0.00	11,178.39	3,446,500.00
G-1 (Cert)	61690YAW2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	N/A	3.892085%	6,031,000.00	6,031,000.00	0.00	19,560.97	0.00	0.00	19,560.97	6,031,000.00
G-2 (Cert)	61690YAY8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	N/A	3.892085%	6,031,000.00	6,031,000.00	0.00	19,560.97	0.00	0.00	19,560.97	6,031,000.00
H-1 (Cert)	61690YBE1	3.892085%	1,411,374.00	1,411,374.00	0.00	4,577.66	0.00	0.00	4,577.66	1,411,374.00
H-1 (Exch)	N/A	3.892085%	6,343,653.00	6,343,653.00	0.00	20,575.03	0.00	0.00	20,575.03	6,343,653.00
H-2 (Cert)	61690YBG6	3.892085%	1,411,374.00	1,411,374.00	0.00	2,080.51	0.00	0.00	2,080.51	1,411,374.00
H-2 (Exch)	N/A	3.892085%	6,343,654.00	6,343,654.00	0.00	9,351.20	0.00	0.00	9,351.20	6,343,654.00
Regular Interest Total			52,559,055.00	52,559,055.00	0.00	156,749.28	0.00	0.00	156,749.28	52,559,055.00

Exchangeable Certificate Details
E	61690YAL6	3.892085%	18,094,000.00	18,094,000.00	0.00	58,686.16	0.00	0.00	58,686.16	18,094,000.00
F	61690YAS1	3.892085%	6,893,000.00	6,893,000.00	0.00	22,356.79	0.00	0.00	22,356.79	6,893,000.00
G	61690YBA9	3.892085%	12,062,000.00	12,062,000.00	0.00	39,121.94	0.00	0.00	39,121.94	12,062,000.00
H	61690YBJ0	3.892085%	12,687,307.00	12,687,307.00	0.00	29,926.23	0.00	0.00	29,926.23	12,687,307.00
EF	61690YAU6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	61690YBC5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			49,736,307.00	49,736,307.00	0.00	150,091.12	0.00	0.00	150,091.12	49,736,307.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	61690YAL6	1,000.00000000	0.00000000	3.24340444	0.00000000	0.00000000	0.00000000	0.00000000	3.24340444	1,000.00000000
F	61690YAS1	1,000.00000000	0.00000000	3.24340490	0.00000000	0.00000000	0.00000000	0.00000000	3.24340490	1,000.00000000
G	61690YBA9	1,000.00000000	0.00000000	3.24340408	0.00000000	0.00000000	0.00000000	0.00000000	3.24340408	1,000.00000000
H	61690YBJ0	1,000.00000000	0.00000000	2.35875352	0.88465109	13.05029507	0.00000000	0.00000000	2.35875352	1,000.00000000
EF	61690YAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	61690YBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,825,233.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,166,038.48	Master Servicing Fee	4,960.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,669.35
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	276.75
ARD Interest	0.00	Operating Advisor Fee	1,350.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	226.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,166,038.48	Total Fees	11,774.15

Principal		Expenses/Reimbursements
Scheduled Principal	754,904.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,556.59
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	886.55
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	754,904.65	Total Expenses/Reimbursements	14,443.14

		Interest Reserve Deposit	69,492.40

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,070,328.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	754,904.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,825,233.46
Total Funds Collected	2,920,943.13	Total Funds Distributed	2,920,943.15

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	642,772,729.66	642,772,729.66	Beginning Certificate Balance	642,772,729.42
(-) Scheduled Principal Collections	754,904.65	754,904.65	(-) Principal Distributions	754,904.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	642,017,825.01	642,017,825.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	644,168,627.04	644,168,627.04	Ending Certificate Balance	642,017,824.77
Ending Actual Collateral Balance	643,623,420.06	643,623,420.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP
5,000,000 or less	9	28,611,469.49	4.46%	58	4.4055	2.191886	1.30 or less	8	141,113,040.48	21.98%	58	4.2233	0.516806
5,000,001 to 10,000,000	6	38,932,083.72	6.06%	51	3.9874	2.446281	1.31 to 1.40	1	18,072,426.89	2.81%	58	3.9700	1.348438
10,000,001 to 15,000,000	5	59,933,192.69	9.34%	57	4.2188	1.740160	1.41 to 1.50	1	25,568,199.64	3.98%	53	3.6990	1.447500
15,000,001 to 20,000,000	6	103,191,550.99	16.07%	57	3.9716	1.933918	1.51 to 1.60	3	108,319,627.79	16.87%	57	3.7651	1.537038
20,000,001 to 25,000,000	4	85,989,135.24	13.39%	58	4.4198	0.983232	1.61 to 1.80	2	50,020,417.38	7.79%	56	3.8451	1.719167
25,000,001 to 50,000,000	6	198,492,663.71	30.92%	56	3.8876	1.528160	1.81 to 2.00	8	123,831,595.22	19.29%	54	4.2063	1.887341
50,000,001 or greater	2	121,500,000.00	18.92%	57	3.2250	2.201459	2.01 to 2.25	2	4,918,508.31	0.77%	58	4.3438	2.115505
Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672	2.26 to 2.50	4	17,796,392.38	2.77%	58	4.1769	2.425018
							2.51 to 3.00	5	57,813,448.78	9.00%	57	3.7368	2.701583
							3.01 or greater	4	89,196,438.97	13.89%	57	3.2787	3.216586
							Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	5,367,729.17	0.84%	57	4.6040	NAP
							Defeased	3	5,367,729.17	0.84%	57	4.6040	NAP
Arizona	2	7,147,434.91	1.11%	58	4.2164	2.367028
							Industrial	2	18,626,152.55	2.90%	56	4.4554	2.119122
California	13	156,109,254.17	24.32%	58	4.1612	1.739815
							Lodging	5	96,316,262.16	15.00%	57	4.3184	0.384721
Georgia	1	16,288,181.09	2.54%	56	4.2600	1.939900
							Mobile Home Park	2	16,513,011.10	2.57%	58	4.0000	1.976054
Indiana	1	21,583,097.27	3.36%	57	4.5200	(0.619500)
							Multi-Family	4	33,808,833.31	5.27%	58	4.1191	1.822639
Louisiana	1	25,568,199.64	3.98%	53	3.6990	1.447500
							Office	6	197,932,075.40	30.83%	56	3.7544	2.455917
Michigan	3	40,648,957.47	6.33%	56	3.5169	2.071945
							Retail	14	238,670,341.00	37.18%	56	3.7382	1.566728
Nevada	2	10,327,670.27	1.61%	57	4.4356	2.281681
							Self Storage	5	34,783,420.32	5.42%	58	4.2539	2.482451
New Jersey	2	72,500,000.00	11.29%	57	3.1170	3.205239
							Totals	41	642,017,825.01	100.00%	57	3.9130	1.753672
New York	2	109,280,300.64	17.02%	57	3.6462	0.879830

North Carolina	1	20,597,708.62	3.21%	58	4.1960	1.293900

Ohio	4	78,664,597.71	12.25%	57	4.0418	2.068664

Oregon	1	6,250,000.00	0.97%	57	3.6890	2.820300

Pennsylvania	2	33,854,726.17	5.27%	55	4.8730	1.842174

Texas	2	7,829,967.88	1.22%	29	4.1128	2.103511

Washington, DC	1	30,000,000.00	4.67%	55	3.6150	1.708200

Totals	41	642,017,825.01	100.00%	57	3.9130	1.753672

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP
	4.0000% or less	15	347,661,593.22	54.15%	56	3.4972	2.151370	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	17	201,758,116.11	31.43%	57	4.2636	1.298681	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	6	87,230,386.51	13.59%	57	4.7170	1.228865	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	38	636,650,095.84	99.16%	57	3.9072	1.754751
								Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP
	84 months or less	38	636,650,095.84	99.16%	57	3.9072	1.754751	Interest Only	8	219,780,000.00	34.23%	57	3.3399	2.294201
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	416,870,095.84	64.93%	56	4.2063	1.470345
	Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	5,367,729.17	0.84%	57	4.6040	NAP				None
Underwriter's Information		2	37,072,426.89	5.77%	57	3.5328	2.543434
	12 months or less	32	510,896,359.07	79.58%	56	3.8450	1.965832
	13 months to 24 months	4	88,681,309.88	13.81%	58	4.4220	0.209005
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	642,017,825.01	100.00%	57	3.9130	1.753672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310937980	OF	Jersey City	NJ	Actual/360	3.117%	143,598.46	0.00	0.00	N/A	10/11/26	--	53,500,000.00	53,500,000.00	01/11/22
1A	300801514	OF	Jersey City	NJ	Actual/360	3.117%	50,997.58	0.00	0.00	N/A	10/11/26	--	19,000,000.00	19,000,000.00	01/11/22
2	1647667	RT	New York	NY	Actual/360	3.310%	193,818.89	0.00	0.00	N/A	10/01/26	--	68,000,000.00	68,000,000.00	01/01/22
4	1647995	LO	Albany	NY	Actual/360	4.200%	149,560.89	72,941.92	0.00	N/A	11/01/26	--	41,353,242.56	41,280,300.64	02/01/21
5	453011430	RT	Lake Forest	CA	Actual/360	3.970%	61,896.24	33,241.24	0.00	N/A	11/01/26	--	18,105,668.13	18,072,426.89	01/01/22
5A	453011431	RT	Lake Forest	CA	Actual/360	3.970%	61,896.24	33,241.24	0.00	N/A	11/01/26	--	18,105,668.13	18,072,426.89	01/01/22
6	453011411	OF	Columbus	OH	Actual/360	3.530%	121,219.58	59,068.82	0.00	N/A	10/07/26	--	39,878,506.08	39,819,437.26	01/07/22
7	310935830	OF	Philadelphia	PA	Actual/360	4.900%	134,454.33	40,685.49	0.00	N/A	08/11/26	--	31,865,411.66	31,824,726.17	01/11/22
8	300801537	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.00	30,000,000.00	01/10/22
9	300801501	RT	Ann Arbor	MI	Actual/360	3.292%	85,043.33	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	01/01/22
10	330934600	RT	Slidell	LA	Actual/360	3.699%	81,669.61	71,738.24	0.00	N/A	06/11/26	--	25,639,937.88	25,568,199.64	12/11/21
11	306781011	OF	Westlake	OH	Actual/360	4.716%	96,832.45	56,571.70	0.00	N/A	11/01/26	--	23,844,483.67	23,787,911.97	01/01/22
12	310937695	LO	Indianapolis	IN	Actual/360	4.520%	84,147.18	36,219.04	0.00	N/A	10/11/26	--	21,619,316.31	21,583,097.27	05/11/20
13	300801517	RT	Cary	NC	Actual/360	4.196%	74,532.30	29,945.22	0.00	N/A	11/01/26	--	20,627,653.84	20,597,708.62	01/01/22
14	310930995	RT	West Covina	CA	Actual/360	4.190%	72,328.04	25,847.13	0.00	N/A	10/11/26	--	20,046,264.51	20,020,417.38	01/11/22
15	300801532	MF	Panorama City	CA	Actual/360	4.269%	60,879.47	28,857.21	0.00	N/A	11/06/26	--	16,560,573.03	16,531,715.82	01/06/22
16	600935642	LO	Savannah	GA	Actual/360	4.260%	59,856.12	28,798.47	0.00	N/A	09/11/26	--	16,316,979.56	16,288,181.09	12/11/21
17	410936554	SS	San Mateo	CA	Actual/360	4.410%	57,904.69	21,308.89	0.00	N/A	10/11/26	--	15,248,109.19	15,226,800.30	01/11/22
18	310937063	RT	Fresno	CA	Actual/360	4.260%	50,359.24	22,411.40	0.00	N/A	11/11/26	--	13,728,097.85	13,705,686.45	01/11/22
19	310936786	LO	Toledo	OH	Actual/360	4.330%	46,046.18	20,006.22	0.00	N/A	10/11/26	--	12,349,418.79	12,329,412.57	01/11/22
20	1647982	IN	Los Angeles	CA	Actual/360	4.480%	46,687.08	20,544.11	0.00	N/A	09/01/26	--	12,102,065.65	12,081,521.54	01/01/22
21	600936978	MH	Palm Desert	CA	Actual/360	4.000%	37,354.62	28,317.12	0.00	N/A	11/11/26	--	10,844,889.25	10,816,572.13	01/11/22
22	300801518	SS	Calabasas	CA	Actual/360	3.971%	37,614.19	0.00	0.00	N/A	11/01/26	--	11,000,000.00	11,000,000.00	01/01/22
23	1647771	MF	Fresno	CA	Actual/360	4.010%	29,664.05	15,745.19	0.00	N/A	10/01/26	--	8,590,667.49	8,574,922.30	01/01/22
24	1647778	IN	Las Vegas	NV	Actual/360	4.410%	24,895.77	11,201.56	0.00	N/A	10/01/26	--	6,555,832.57	6,544,631.01	01/01/22
25	1648009	RT	Humble	TX	Actual/360	3.995%	20,876.34	16,052.92	0.00	N/A	09/01/23	--	6,068,457.48	6,052,404.56	01/01/22
26	600936989	MH	Escondido	CA	Actual/360	4.000%	19,672.43	14,912.93	0.00	N/A	11/11/26	--	5,711,351.90	5,696,438.97	01/11/22
27	300801511	MF	Lowell	MI	Actual/360	3.779%	18,954.69	11,106.16	0.00	N/A	10/01/26	--	5,824,793.04	5,813,686.88	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	300801510	RT	Grants Pass	OR	Actual/360	3.689%	19,853.99	0.00	0.00	N/A	10/01/26	--	6,250,000.00	6,250,000.00	01/01/22
29	300801541	LO	Monroe	MI	Actual/360	4.597%	19,186.82	11,687.57	0.00	N/A	11/01/26	--	4,846,958.16	4,835,270.59	01/01/22
30	410936987	RT	Henderson	NV	Actual/360	4.480%	14,618.66	6,359.49	0.00	N/A	11/11/26	--	3,789,398.75	3,783,039.26	01/11/22
31	410936962	RT	Peoria	AZ	Actual/360	4.370%	14,280.33	4,681.30	0.00	N/A	11/11/26	--	3,794,876.70	3,790,195.40	01/11/22
32	410936885	SS	Valley Springs	CA	Actual/360	4.540%	13,399.65	5,690.28	0.00	N/A	11/11/26	--	3,427,507.47	3,421,817.19	01/11/22
33	410933165	SS	Victorville	CA	Actual/360	4.500%	12,809.41	5,557.93	0.00	N/A	10/11/26	--	3,305,653.21	3,300,095.28	01/11/22
34	306781034	SS	Gilbert	AZ	Actual/360	4.043%	11,704.61	4,731.88	0.00	N/A	11/01/26	--	3,361,971.39	3,357,239.51	01/01/22
35	300801531	MF	Los Angeles	CA	Actual/360	4.269%	10,637.18	5,042.09	0.00	N/A	11/06/26	--	2,893,550.40	2,888,508.31	01/06/22
36	600936556	RT	Marysville	OH	Actual/360	4.330%	10,188.60	4,710.44	0.00	N/A	11/11/26	--	2,732,546.35	2,727,835.91	01/11/22
37	410936570	SS	San Antonio	TX	Actual/360	4.770%	8,506.51	3,336.12	0.00	N/A	09/11/26	--	2,070,970.01	2,067,633.89	01/11/22
38	410936816	RT	Pittsburgh	PA	Actual/360	4.450%	7,778.85	0.00	0.00	N/A	11/11/26	--	2,030,000.00	2,030,000.00	01/11/22
39	300801538	SS	Humble	TX	Actual/360	4.514%	6,926.38	4,345.33	0.00	N/A	11/01/26	--	1,781,908.65	1,777,563.32	01/01/22
Totals							2,166,038.48	754,904.65	0.00				642,772,729.66	642,017,825.01
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	27,128,533.67	20,300,188.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,199,158.35	4,568,035.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	131,019.60	0.00	--	--	05/11/21	0.00	0.00	221,852.58	2,445,595.45	0.00	0.00
5	6,322,046.00	5,067,748.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,443,010.13	11,167,628.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,395,309.96	4,379,492.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	28,594,365.26	16,007,150.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	14,048,363.80	8,680,231.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,039,025.00	5,268,785.82	01/01/21	09/30/21	--	0.00	0.00	153,297.46	153,297.46	0.00	0.00
11	9,932,786.48	5,192,145.00	03/01/20	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(1,716,470.00)	0.00	--	--	05/11/21	0.00	0.00	2,285,184.23	2,285,184.23	0.00	0.00
13	1,529,142.84	1,271,584.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,190,030.75	1,141,769.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,899,388.40	834,849.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,779,364.00	01/01/21	09/30/21	--	0.00	0.00	87,311.40	87,311.40	0.00	0.00
17	1,835,016.17	1,342,748.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,087,192.98	823,828.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	617,180.11	1,128,243.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,352,979.53	1,189,093.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	932,667.97	764,600.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,375,751.97	1,088,156.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	976,319.11	793,509.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,022,255.93	880,292.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	774,789.55	703,726.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,151,200.00	1,033,223.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	795,830.28	458,251.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	900,223.72	556,222.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,348,657.07	994,857.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	383,659.69	369,128.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	437,011.33	325,635.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	608,728.49	313,419.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	404,433.00	363,347.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	414,963.00	204,504.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	222,049.02	147,913.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	202,330.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	340,430.15	283,454.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	138,319,379.46	99,423,127.88				0.00	0.00	2,747,645.67	4,971,388.54	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	41,280,300.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.913031%	3.867283%	57
12/17/21	0	0.00	0	0.00	1	41,353,242.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.913358%	3.867593%	58
11/18/21	0	0.00	0	0.00	1	41,430,737.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.913707%	3.867924%	59
10/18/21	0	0.00	0	0.00	1	41,503,137.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.914026%	3.868226%	60
09/17/21	0	0.00	0	0.00	1	41,580,110.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.914392%	3.868571%	61
08/17/21	0	0.00	0	0.00	1	41,651,971.52	0	0.00	0	0.00	0	0.00	0	0.00	1	46,500,000.00	3.914731%	3.868889%	62
07/16/21	0	0.00	0	0.00	1	41,723,574.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.919492%	3.875483%	59
06/17/21	0	0.00	0	0.00	1	41,799,777.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.920868%	3.876899%	59
05/17/21	0	0.00	0	0.00	1	41,870,847.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.921174%	3.877185%	60
04/16/21	0	0.00	0	0.00	1	41,946,537.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.921502%	3.877491%	61
03/17/21	0	0.00	0	0.00	1	21,949,744.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.921805%	3.877773%	62
02/18/21	0	0.00	0	0.00	1	42,102,047.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.922178%	3.878122%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4	1647995	02/01/21	10	6	221,852.58	2,445,595.45	72,100.47		42,102,047.99	04/13/20	2
10	330934600	12/11/21	0	B	153,297.46	153,297.46	0.00		25,639,937.88
16	600935642	12/11/21	0	B	87,311.40	87,311.40	0.00		16,316,979.56
Totals					462,461.44	2,686,204.31	72,100.47		84,058,965.43
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		6,052,405	6,052,405	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		635,965,420	594,685,120	41,280,301		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	642,017,825	600,737,524	0	0	41,280,301	0
Dec-21	642,772,730	601,419,487	0	0	41,353,243	0
Nov-21	643,574,315	602,143,577	0	0	41,430,738	0
Oct-21	644,318,976	602,815,839	0	0	41,503,138	0
Sep-21	645,019,741	603,439,631	0	0	41,580,110	0
Aug-21	645,675,087	604,023,116	0	0	41,651,972	0
Jul-21	692,828,045	651,104,471	0	0	41,723,574	0
Jun-21	695,208,527	653,408,750	0	0	41,799,778	0
May-21	695,859,381	653,988,533	0	0	41,870,848	0
Apr-21	696,551,322	654,604,784	0	0	41,946,538	0
Mar-21	697,197,279	675,247,534	0	0	21,949,745	0
Feb-21	697,971,762	655,869,714	0	0	42,102,048	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	1647995	41,280,300.64	42,102,047.99	58,000,000.00	01/11/21	(573,812.40)	(0.21490)	12/31/20	11/01/26	297
12	310937695	21,583,097.27	22,266,408.29	63,600,000.00	11/02/21	(2,103,244.00)	(0.61950)	12/31/20	10/11/26	296
Totals		62,863,397.91	64,368,456.28	121,600,000.00		(2,677,056.40)

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	1647995	LO	NY	04/13/20	2

COVID related transfer in April 2020. Suspension of FF&E payments for 9-months and a suspension of the cash management trigger until 3Q2021 was approved on 9/22/2020. Borrower funded operating expense and debt service shortfalls through October 2020. Property operations continue to show improvement. October 2021 monthly occupancy improved to 44.62% (22.50% in September 2020). Cash is being trapped and all potential rights and remedies are being evaluated.

12	310937695	LO	IN	04/15/20	98

COVID related transfer as property was closed April 18th through July 9th. 9-month forbearance closed on 8/18/20. A six-month extension to the forbearance was approved and is in the closing process. The Borrower has received another $2.0

MM in second roun d of PPP loans. Per the August 2021 P+L, YTD occupancy is at 42.6% and current occupancy is at 47.7%. Property is also averaging a YTD ADR of $246 (up from $224 October 2020) and a $105 RevPAR (up from $59

October 2020). Loan is currently being monitored.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	310937695	22,344,088.21	4.52000%	22,344,088.21 4.52000%		10	08/18/20	05/11/20	09/11/20
Totals		22,344,088.21		22,344,088.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,902.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,654.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	886.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,556.59	0.00	886.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,443.14

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the Morgan Stanley Capital I Trust 2016-

BNK2 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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